UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2003 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    June 31, 2003
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    93
Form 13F Information Table Value Total:    $115,468
List of Other Included Managers:
No.  13F File Number      Name

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
Item 6:Item 8:Item 1:Item 2: Item 3:Item 4: Item 5:Investment Discr Item 7: Voting Authority
Name of Issuer Title of Class CUSIP Fair Market Shares or (b) Shared-  Managers  (Shares)
Number    Value    Principal (a) Sole  As Defined (c) ShareSee Instr (a) Sol (b) Shar(c) None
                                       Amount              in Instr.       Other
3M Co.                     Common           88579Y101      419.2     3,250     3,250
         3,250
Abbott Laboratories        Common           002824100    1,684.8    38,500    38,500
                38,500
American Int'l Group       Common           026874107    1,715.8    31,095    31,095
                31,095
Amgen Inc.                 Common           031162100    1,237.1    18,761    18,761
            18,761
Anthracite Cap Inc.        Common           037023108      673.6    55,855    55,855
              55,855
AOL Time Warner            Common           00184A105    1,810.5   112,525   112,525
                   112,525
Applera Corp - App. Bio GrpCommon           038020103    1,450.1    76,200    76,200
                      76,200
Arbitron, Inc.             Common           03875Q108      278.5     7,800     7,800
          7,800
Asyst Technologies         Common           04648X107      588.5    87,710    87,710
                87,710
AT&T Corp.                 Common           001957505    1,358.1    70,600    70,600
              70,600
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    1,625.0    54,060    54,060
               54,060
Avalon Bay Communities, IncCommon           053484101    1,391.3    32,630    32,630
                       32,630
Avery Dennison             Common           053611109    2,162.8    43,084    43,084
              43,084
BB&T Corp                  Common           054937107    1,346.8    39,264    39,264
              39,264
BP PLC - Spon ADR          Common           055622104      742.6    17,673    17,673
                   17,673
Bristol-Meyers Squibb      Common           110122108      365.5    13,461    13,461
                13,461
Caremark RX Inc.           Common            141705103   1,395.7    54,350    54,350
                54,350
Cedar Fair                 Dep. Unit        150185106    3,900.8   139,315   139,315
         139,315
Cisco Systems              Common           17275R102    3,198.2   190,484   190,484
              190,484
CitiGroup Inc.             Common           172967101    1,076.1    25,143    25,143
            25,143
Comcast Corp. CL A         CL A             200300101    1,326.1    45,745    45,745
               45,745
Corinthian Colleges, Inc.  Common           218868107      862.0    17,844    17,844
                17,844
Credence Systems           Common           225302108      325.7    37,920    37,920
               37,920
Dell Computer Corp.        Common            247025109     895.5    28,125    28,125
                28,125
Developers Diversified RealCommon            251591103   1,754.0    61,675    61,675
                   61,675
Dow Chemical               Common           260543103      517.5    16,716    16,716
             16,716
Drexler Technology Corp.   Common            261876106   2,220.0   144,250   144,250
                     144,250
Duke Energy Corp.          Common            264399106   2,252.4   112,900   112,900
                  112,900
Duke Realty Corp.          Common           264411505    1,542.1    55,975    55,975
                55,975
Electro Scientific Ind.    Common           285229100      326.5    21,535    21,535
             21,535
Estee Lauder Co. - CL A    CL A              518439104   1,490.4    44,450    44,450
                44,450
Expeditors Int'l Wash.     Common           302130109    1,472.6    42,734    42,734
                42,734
Exxon Mobil Corp.          Common           30231G102    2,920.1    81,317    81,317
                 81,317
Fifth Third Bancorp        Common           316773100      408.3     7,110     7,110
             7,110
First Niagara Financial GrpCommon           33582V108      177.8    12,775    12,775
                  12,775
Fleet Boston Corp.         Common           33901A108      341.7    11,500    11,500
               11,500
General Electric           Common           369604103    2,868.1   100,004   100,004
             100,004
Genzyme                    Common           372917104    1,450.2    34,645    34,645
           34,645
Gilead Sciences Inc.       Common           375558103    2,480.9    44,660    44,660
               44,660
Henry (Jack) & Assoc., Inc.Common           426281101      212.1    11,850    11,850
                   11,850
Home Depot                 Common           437076102      264.0     7,972     7,972
            7,972
Illinois Tool Works        Common           452308109    2,536.7    38,522    38,522
               38,522
Intel                      Common           458140100    1,645.4    79,067    79,067
      79,067
Iomed, Inc.                Common           462028101       14.5    10,000    10,000
        10,000
Johnson & Johnson          Common           478160104      280.0     5,416     5,416
               5,416
Kaneb Pipe Line Partners, LSr Pref Unit      484169107   2,036.0    46,750    46,750
                  46,750
KeyCorp                    Common           493267108      226.3     8,956     8,956
         8,956
King Pharmaceuticals Inc.  Common            495582108   2,105.0   142,615   142,615
                   142,615
Kmart Holding Corp.        Common            498780105     206.7     7,659     7,659
                7,659
Liberty Media Corp - A     Common            530718105   1,929.9   166,950   166,950
                   166,950
Lucent Technologies Inc.   Common            549463107      22.3    11,000    11,000
                 11,000
Markwest Energy Partners L.Unit L.P. Int.    570759100     459.2    14,625    14,625
                   14,625
Matria Healthcare Inc.     Common           576817100      819.5    46,481    46,481
               46,481
Maxim Integrated Products  Common           57772K101      319.2     9,361     9,361
                    9,361
McDonald's                 Common            580135101   2,316.5   105,010   105,010
             105,010
Medtronic Inc.             Common           585055106    1,659.3    34,590    34,590
            34,590
Merck                      Common           589331107    1,238.7    20,457    20,457
         20,457
MFS Multimarket Income TrusSh.Ben.Int        552737108     193.3    30,533    30,533
                      30,533
Microsoft                  Common           594918104    2,724.0   106,239   106,239
           106,239
National City Corp.        Common           635405103      273.5     8,362     8,362
             8,362
Neogen                     Common           640491106    5,130.1   301,950   301,950
          301,950
Newmont Mining Corp.       Common            651639106   1,058.2    32,600    32,600
                    32,600
Nisource Inc.              Common           65473P105    1,999.8   105,250   105,250
            105,250
Nortel Networks Corp.      Common           656569100      115.7    42,870    42,870
                 42,870
Northrop Grumman Corp.     Common            666807102   1,841.5    21,341    21,341
                      21,341
Omnicom Group Inc.         Common           681919106    2,304.7    32,143    32,143
                  32,143
Penn Virginia Resource PtnrCommon            707884102     770.3    26,345    26,345
                   26,345
PetsMart Inc.              Common            716768106     222.2    13,300    13,300
           13,300
Pfizer, Inc.               Common           717081103    2,783.4    81,505    81,505
        81,505
Plato Learning, Inc.       Common           72764Y100      467.0    79,693    79,693
              79,693
PNC Financial Serv. Group  Common           693475105      221.8     4,545     4,545
                   4,545
Power Integrations, Inc.   Common            739276103     493.4    20,295    20,295
                20,295
Procter & Gamble           Common           742718109    1,335.0    14,970    14,970
                14,970
Progressive Corp.          Common            743315103     281.4     3,850     3,850
            3,850
Royal Dutch Petroleum      Common           780257804    2,010.2    43,118    43,118
                   43,118
Sovereign Bancorp          Common           845905108    1,386.0    88,560    88,560
                88,560
Stericycle Inc.            Common            858912108     314.6     8,200     8,200
         8,200
Steris Corp.               Common           859152100    1,321.3    57,225    57,225
          57,225
Suntrust Bks Inc           Common           867914103      281.0     4,735     4,735
            4,735
Symyx Technologies, inc.   Common           87155S108      646.8    39,225    39,225
                  39,225
Target Corporation         Common           87612E106      224.4     5,930     5,930
              5,930
Thermo Electron Corp.      Common           883556102      425.1    20,225    20,225
                  20,225
TJX Companies, Inc.        Common           872540109    2,157.0   114,490   114,490
                  114,490
Templeton Global Inc.Fund  Common           880198106      684.2    30,533    30,533
                    30,533
TYCO International Ltd.    Common           902124106    1,891.1    99,635    99,635
                   99,635
Ventana Medical Systems    Common           92276H106    1,181.6    43,650    43,650
                     43,650
Verizon Communications     Common           92343V104      526.5    13,347    13,347
                     13,347
Viacom Inc. - Cl B         CL B             925524308    1,303.7    29,860    29,860
           29,860
Viasys Healthcare Inc.     Common           92553Q209    2,367.4   114,367   114,367
                  114,367
Walgreen                   Common           931422109      295.6     9,820     9,820
         9,820
Washington Mutual, Inc.    Common            939322103   1,574.0    38,112    38,112
                   38,112
Wells Fargo Company        Common            949740104   1,761.9    34,958    34,958
                   34,958
Wyeth                      Common            983024100     555.7    12,200    12,200
        12,200

13F REPORT 2NDQ 2003                       GRAND TOTAL 115,467.8



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